SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Equity	$ (79,170)	$ (74,045)	$ (79,170)	$ (74,045)	$ (81,315)	$ (79,872)	$ (70,426)	$ (69,688)
Accounts receivable	(12,656)		(12,656)			(11,973)
Inventory	6,560		6,560			6,311
Revenues	(13,276)	(9,444)	(25,907)	(15,445)
Private Equity
Disclosure of initial application of standards or interpretations [line items]
Revenues	(8,678)	$ (5,370)	(16,793)	$ (7,768)
Residential [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenues	(686)		(1,145)
IFRS 15 Adjustments
Disclosure of initial application of standards or interpretations [line items]
Equity						280
Accounts receivable						368
Inventory						258
IFRS 15 Adjustments | Private Equity
Disclosure of initial application of standards or interpretations [line items]
Equity						265
Work in progress liability						120
Accounts receivable						125
IFRS 15 Adjustments | Residential [Member]
Disclosure of initial application of standards or interpretations [line items]
Equity						15
Deferred revenue						90
Accounts receivable						190
Inventory						$ 250
Amount recognized under superseded accounting standard [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenues	$ 34		$ (31)